EQUITY-BASED COMPENSATION (Tables) - Visiox Pharmaceuticals, Inc. [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
SUMMARY OF RSUs OUTSTANDING

The following is a summary of the RSUs outstanding as of September 30, 2023:

	Number of Units Underlying RSU	Grant Date Fair Value	Weighted Average Vesting Period (Years)
Outstanding as of December 31, 2022	1,068,474	$2.16	1.92
Granted	—	—
Vested	(400,677)	—
Forfeited	—	—
Outstanding as of September 30, 2023	667,797	$2.16	1.18

	Number of Units Underlying RSU	Grant Date Fair Value	Weighted Average Vesting Period (Years)
Outstanding as of December 31, 2020	—	—	—
Granted	1,961,722	$2.16	$3.00
Vested	—	—
Forfeited	—	—
Outstanding as of December 31, 2021	1,961,722	2.16	$2.92
Granted	—	—
Vested	(534,397)	—
Forfeited	(358,851)	—
Outstanding as of December 31, 2022	1,068,474	2.16	$1.92

SUMMARY OF VARs ISSUED AND OUTSTANDING

The following is a summary of VARs issued and outstanding as of September 30, 2023:

				Weighted Average
		Weighted Average	Total	Remaining
	Number of Units	Exercise Price	Intrinsic Value	Contractual Life (Years)
Outstanding as of December 31, 2022	710,824	2.16	-	9.40
Granted	57,003	2.16	-	-
Exercised	-	-	-	-
Forfeited	-	-	-	-
Outstanding as of September 30, 2023	767,827	2.16	-	8.73

Value appreciation right awards vested and exercisable as of September 30, 2023	201,994	2.16	-	6.75

The following is a summary of VARs issued and outstanding as of December 31, 2022:

	Number of Units	Weighted Average Exercise Price	Total Intrinsic Value	Weighted Average Remaining Contractual Life (Years)
Outstanding as of December 31, 2021	—	—	—	—
Granted	710,824	2.16	—	10.00
Exercised	—	—
Forfeited	—	—
Outstanding as of December 31, 2022	710,824	2.16	—	9.40

Value appreciation right awards vested and exercisable as of December 31, 2022	—	—	—	—

SUMMARY OF FAIR VALUE ASSUMPTIONS OF VARs GRANTED

The following are the key assumptions used to estimate the fair value of the VARs granted during the year ended December 31, 2022:

Stock Price	$2.16
Expected life	6.5 years
Expected volatility	86.62% – 87.21%
Risk-free interest rate	1.65% – 4.09%
Expected dividend yield	—